UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
  (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
  (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2018

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Vident International Equity Fund Shareholders,

Thank you for your investment in Vident International Equity Fund (the “Fund” or “VIDI”). The information presented in this report relates to the operations of VIDI for the six-month period between September 1, 2017 and February 28, 2018 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident International Equity Index (the “Index”), developed by Vident Financial, LLC (the “Index Provider”).  This Index strategy seeks to represent a risk-weighted portfolio that identifies countries outside the United States which promote human productivity, as measured by dozens of research metrics.  This research is integrated into a systematic, structured selection process that intends to result in a broader allocation among developed and emerging markets and to countries that exhibit higher principle expression.

For the six-month period ended on February 28th, 2018, the Fund’s total return (based on its share price) was 6.45%.  At the NAV level, its return was 7.17%.  VIDI made regular quarterly distributions to shareholders during this semi-annual Period.

The best performing security in the Fund during the Period was Sino Biopharmaceutical (1177 HK), gaining 108.45%.  The second best performing security in the Fund was Venture Corporation Limited (VMS SP), up 78.93%. The third best performing security for the Period was Epistar Corporation (2448 TT), returning 75.89%.

The worst performing security in the Fund during the Period was Fingerprint Cards AB-B (FINGB SS), declining 64.65%. The second worst performing security was TPK Holding Co. Ltd. (3673 TT), down 42.03%. The third worst performing security was Turkiye Halk Bankasi AS (HALKB TI), declining 38.00%.

The Fund is comprised of securities from 36 countries.  The best performing country, measured by the securities in the Fund, was Indonesia, up 26.71%.  The worst performing country was Poland, down 12.65%.

We appreciate your investment in Vident International Equity Fund.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. EQUITY FUND

Dear Vident Core U.S. Equity Fund Shareholders,

Thank you for your investment in Vident Core U.S. Equity Fund (the “Fund” or “VUSE”). The information presented in this Report relates to the operations of VUSE for the six-month period between September 1, 2017 and February 28, 2018 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Equity Index (the “Index”) developed by Vident Financial, LLC (the “Index Provider”).  This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics.  This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges.  The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

For the six-month period ended February 28, 2018, the Fund returned 11.46% at its market price and 10.95% at the NAV.  The sector that most positively contributed to the return during the Period was Consumer Discretionary, adding 2.72%.

The best performing security in the Fund during the Period was Urban Outfitters Incorporated (URBN US), up 67.25%. The second best performing security was Kohls Corporation (KSS US), returning 66.69% for the Period. The third best performing security for the Period was American Eagle Outfitters Incorporated (AEO US) higher by 59.36% for the Period.

The worst performing security in the Fund during the Period was Owens & Minor Incorporated (OMI US), returning -40.75%.  The second worst performing security was PG&E Corporation (PCG US), down 40.73%. The third worst performing security was Office Depot Incorporated (ODP US), declining 38.37%.

VUSE continued making regular quarterly distributions to shareholders during the fiscal Period.

We appreciate your investment in Vident Core U.S. Equity Fund.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Vident Core U.S. Bond Strategy ETF Shareholders,

Thank you for your investment in Vident Core U.S. Bond Strategy ETF (the “Fund” or “VBND”). The information presented in this Report relates to the operations of VBND for the six-month period between September 1, 2017, our last fiscal year-end, and February 28, 2018 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Bond Index (the “Index”) developed by Vident Financial, LLC (the “Index Provider”). This index strategy seeks to diversify interest rate and credit risks through the application of time-tested principles developed by Vident Financial. It applies a systematic, rules-based selection process and diversifies across fixed-income sectors, screening corporate bond issuers for strong leadership and governance and creditworthiness.

For this six-month period ended on February 28th, 2018, the Fund’s total return (based on its share price) was -3.62%. At the NAV level, its return was -3.44%. VBND made regular quarterly distributions to shareholders during this semi-annual Period.

In the fixed income market, Treasury yields rose sharply – particularly in the first two months of 2018 – as investors faced mounting concerns over budget deficits, higher inflation expectations, and a transition of leadership at the Federal Reserve.  As the month of February came to a close, the yield on the 10-year Treasury note had quickly crested to its highest level since early 2014.

And because a bond’s price varies inversely with interest rates, the rise in yields during this Period has translated to downward pressure on bond pricing.  Indeed, there were very few places to hide in fixed income markets during this Period.  The high yield credit sector offered the most protection, but still returns there were barely into the positive range.  All other bond sectors experienced negative returns.

The Period did see two quarterly rebalances for VBND, one occurring at the end of October and one at the end of January.  While there were no major sector allocation changes as part of the October rebalance, the January rebalance included the return of a 15% portfolio weighting in Treasury Inflation-Protection Securities, or TIPS.

We appreciate your investment in Vident Core U.S. Bond Strategy ETF.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 8-39.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. VIDI is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity IndexTM (Bloomberg Symbol: VIDIX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core U.S. Equity IndexTM (Bloomberg Symbol: VIUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing.  It is not possible to invest directly in an index.  The Vident Core U.S. Bond Strategy IndexTM (Bloomberg Symbol: VBNDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2018 (Unaudited)

	Percentage of
Country	Net Assets
Australia	4.6%
Austria	0.5%
Belgium	0.5%
Brazil	3.7%
Canada	4.3%
China	1.4%
Denmark	1.2%
Finland	0.4%
France	1.6%
Germany	6.5%
Hong Kong	7.5%
India	0.0	%(a)
Indonesia	1.0%
Ireland	1.3%
Israel	0.8%
Italy	0.9%
Japan	7.4%
Malaysia	2.5%
Mexico	2.0%
Netherlands	2.1%
Norway	3.5%

(a)	Less than 0.05%.

Percentage of
Country	Net Assets
Poland	0.7%
Portugal	0.4%
Republic of Korea	7.4%
Russian Federation	2.8%
Singapore	6.7%
South Africa	0.8%
Sweden	1.9%
Switzerland	5.1%
Taiwan	4.8%
Thailand	5.9%
Turkey	4.8%
United Kingdom	4.5%
Short-Term Investments	0.1%
Investments Purchased
with Proceeds from
Securities Lending	2.4%
Liabilities in Excess
of Other Assets	-2.0%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	15.9%
Consumer Staples	7.2%
Energy	6.3%
Financials	17.3%
Health Care	10.5%
Industrials	11.6%
Information Technology	20.3%
Materials	4.5%
Real Estate	2.5%
Telecommunication Services	1.5%
Utilities	2.2%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	3.5%
Liabilities in Excess of Other Assets	-3.4%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of February 28, 2018 (Unaudited)

Percentage of
Asset Type	Net Assets
Corporate Bonds	34.6%
Mortgage Backed Securities – U.S. Government Agency	12.5%
U.S. Government Agency Issues	0.5%
U.S. Government Notes/Bonds	51.8%
Short-Term Investments	9.7%
Liabilities in Excess of Other Assets	-9.1%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 98.6%

	Australia – 4.6%
295,705	BlueScope Steel Ltd.	$3,762,877
338,115	CSR Ltd.	1,362,166
439,836	Downer EDI Ltd.	2,375,195
56,189	Flight Centre Travel Group Ltd. (a)	2,530,342
545,506	Harvey Norman Holdings Ltd. (a)	1,704,587
638,223	Metcash Ltd.	1,611,360
387,609	OZ Minerals Ltd.	2,911,696
849,375	Qantas Airways Ltd.	3,898,432
1,189,124	South32 Ltd.	3,076,383
463,788	The Star Entertainment Group Ltd.	1,922,677
101,879	Wesfarmers Ltd.	3,281,144
1,015,768	Whitehaven Coal Ltd.	3,459,005
		31,895,864

	Austria – 0.5%
83,760	Raiffeisen Bank International AG (b)	3,268,020

	Belgium – 0.5%
11,679	Ageas	614,639
33,753	UCB SA	2,802,630
		3,417,269

	Brazil – 3.2%
584,330	Embraer SA	3,901,229
316,662	Hypera Pharma SA	3,385,201
1,174,016	JBS SA	3,563,154
619,834	Petroleo Brasileiro SA (b)	4,046,688
297,322	Qualicorp SA	2,605,543
669,918	TIM Participacoes SA	2,862,166
118,810	Vale SA	1,648,255
		22,012,236

	Canada – 4.3%
189,923	Air Canada (b)	4,010,861
30,598	George Weston Ltd.	2,505,199
30,371	Industrial Alliance Insurance & Financial Services, Inc.	1,289,170
26,335	Linamar Corporation	1,444,022
61,616	Magna International, Inc.	3,394,927

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	Canada – 4.3% (Continued)
163,181	Manulife Financial Corporation	$3,109,907
138,208	Power Corporation of Canada	3,280,060
81,028	Sun Life Financial, Inc.	3,342,678
122,740	Teck Resources Ltd.	3,515,478
11,805	Valeant Pharmaceuticals International, Inc. (b)	193,484
53,640	West Fraser Timber Company Ltd.	3,741,634
		29,827,420

	China – 1.4%
2,496,500	BAIC Motor Corporation Ltd. – Class H (c)	3,164,771
169,000	China High Speed Transmission Equipment
	Group Company Ltd. (a)	291,554
1,296,000	CSPC Pharmaceutical Group Ltd.	2,994,349
3,944,000	Industrial & Commercial Bank of China Ltd.	3,407,082
		9,857,756

	Denmark – 1.2%
25,850	Carlsberg A/S Series B	3,176,626
65,305	GN Store Nord A/S	2,262,483
51,235	Novo Nordisk A/S Series B	2,657,090
		8,096,199

	Finland – 0.4%
36,232	Neste OYJ	2,662,019

	France – 1.6%
47,400	AXA SA (a)	1,494,998
201,571	Engie SA	3,165,258
39,661	Faurecia SA	3,351,239
141,950	Peugeot SA	3,222,792
		11,234,287

	Germany – 6.1%
14,223	Allianz SE	3,330,976
33,896	Aurubis AG	2,859,979
260,399	CECONOMY AG	3,415,730
215,621	Commerzbank AG (b)	3,349,856
11,776	Continental AG	3,241,628

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	Germany – 6.1% (Continued)
31,185	Covestro AG (c)	$3,550,155
100,417	Deutsche Lufthansa AG	3,382,710
14,472	Fresenius Medical Care AG & Company KGaA	1,537,378
23,471	Hannover Rueck SE	3,203,284
37,016	Hella KGaA Hueck & Company	2,514,656
31,317	Leoni AG	2,146,596
15,197	Muenchener Rueckversicherungs-
	Gesellschaft AG in Muenchen – Class R	3,412,286
19,034	OSRAM Licht AG	1,515,459
25,821	Rheinmetall AG	3,432,680
57,351	Suedzucker AG	1,032,431
		41,925,804

	Hong Kong – 7.5%
343,500	China Mobile Ltd.	3,221,972
810,400	China Taiping Insurance Holdings Company Ltd.	3,127,558
2,484,000	China Unicom Hong Kong Ltd. (b)	3,218,760
377,500	CK Asset Holdings Ltd.	3,265,913
998,000	Country Garden Holdings Company Ltd	1,795,693
20,114,000	GCL-Poly Energy Holdings Ltd. (b)	3,187,272
1,014,000	Haier Electronics Group Company Ltd.	3,479,215
2,726,000	Haitong International Securities Group Ltd.	1,654,697
2,706,000	IGG, Inc. (a)	3,458,014
525,000	Kingboard Chemical Holdings Ltd.	2,666,831
4,220,000	Li & Fung Ltd.	2,130,142
1,033,000	Melco International Development Ltd.	2,904,170
1,532,000	Sino Biopharmaceutical Ltd.	2,901,389
3,337,000	Sino-Ocean Group Holding Ltd.	2,379,520
2,067,000	SJM Holdings Ltd.	1,983,716
209,000	Sun Hung Kai Properties Ltd.	3,490,767
910,000	The Wharf Holdings Ltd.	3,407,282
3,110,500	WH Group Ltd. (c)	3,855,680
		52,128,591

	India – 0.0% (e)
12,538	Tata Motors Ltd. – ADR (b)	351,315

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	Indonesia – 1.0%
5,593,100	Bank Mandiri Persero Tbk PT	$3,376,567
4,676,400	Bank Negara Indonesia Persero Tbk PT	3,307,851
		6,684,418

	Ireland – 1.3%
31,739	ICON PLC (b)	3,596,346
18,505	Perrigo Co. PLC	1,507,417
67,272	Seagate Technology PLC	3,592,325
		8,696,088

	Israel – 0.8%
566,004	Bank Leumi Le-Israel BM	3,433,931
2,818	Orbotech Ltd. (b)	154,877
57,278	Tower Semiconductor Ltd. (b)	1,686,417
		5,275,225

	Italy – 0.9%
180,299	Assicurazioni Generali SpA	3,395,271
512,752	Enel SpA	2,988,672
14,852	Unipol Gruppo SpA	74,485
		6,458,428

	Japan – 7.4%
142,300	Alfresa Holdings Corporation	3,212,602
274,300	Citizen Watch Company Ltd. (a)	2,113,065
160,700	Dai-ichi Life Holdings, Inc.	3,210,837
82,600	FUJIFILM Holdings Corporation	3,465,631
220,700	Haseko Corporation	3,261,739
425,000	Hitachi Ltd.	3,258,048
91,600	Japan Airlines Company Ltd.	3,510,167
349,000	Kajima Corporation	3,342,655
16,100	Kinden Corporation	266,158
17,200	K’s Holdings Corp.	480,675
463,000	Leopalace21 Corporation	3,666,511
109,500	Medipal Holdings Corporation	2,247,364
238,300	Penta-Ocean Construction Company Ltd.	1,730,776
115,100	Seino Holdings Company Ltd.	1,975,054
46,600	Suzuken Company Ltd.	1,912,825
60,700	Suzuki Motor Corporation	3,496,202

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	Japan – 7.4% (Continued)
64,600	Taisei Corporation	$3,299,471
402,000	The Chiba Bank Ltd.	3,345,448
1,179,000	Toshiba Corp. (b)	3,502,582
		51,297,810

	Malaysia – 2.5%
1,781,400	AirAsia Bhd	1,991,966
1,515,400	Axiata Group Bhd	2,089,140
2,042,600	CIMB Group Holdings Bhd	3,749,373
294,300	MISC Bhd	515,419
751,300	Petronas Chemicals Group Bhd	1,551,702
4,959,700	Sime Darby Bhd	3,494,708
889,600	Tenaga Nasional Bhd	3,565,668
		16,957,976

	Mexico – 2.0%
1,221,041	Alfa SAB de CV – Class A	1,447,749
3,880,111	America Movil SAB de CV – Class L	3,564,018
308,351	Fomento Economico Mexicano SAB de CV	2,846,204
141,292	Gruma SAB de CV – Class B	1,634,215
173,626	Grupo Aeroportuario del Centro Norte SAB de CV	848,482
1,391,412	Wal-Mart de Mexico SAB de CV	3,253,782
		13,594,450

	Netherlands – 2.1%
511,041	Aegon NV	3,572,693
63,486	AerCap Holdings NV (b)	3,149,541
46,818	EXOR NV	3,420,373
154,040	Koninklijke Ahold Delhaize NV	3,476,050
23,459	Philips Lighting NV (c)	931,596
		14,550,253

	Norway – 3.5%
51,208	Aker BP ASA	1,282,943
310,159	Leroy Seafood Group ASA	1,861,245
206,968	Marine Harvest ASA (a)	4,031,981
462,224	Norsk Hydro ASA	3,143,576
172,526	Orkla ASA	1,894,765

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	Norway – 3.5% (Continued)
152,835	Statoil ASA (a)	$3,531,612
291,585	Storebrand ASA (a)	2,565,708
149,585	Telenor ASA	3,382,547
64,032	Yara International ASA	2,855,302
		24,549,679

	Poland – 0.7%
62,945	Jastrzebska Spolka Weglowa SA (b)	1,693,595
87,240	Polski Koncern Naftowy ORLEN SA	2,457,257
271,977	Polskie Gornictwo Naftowe i Gazownictwo SA	480,975
		4,631,827

	Portugal – 0.4%
7,062,950	Banco Comercial Portugues SA (a)(b)	2,541,218

	Republic of Korea – 7.4%
14,476	E-MART, Inc.	4,063,814
54,675	Hanwha Corporation	2,229,108
22,313	Hyundai Development Company-Engineering
	& Construction	778,864
62,032	Hyundai Engineering &
	Construction Company Ltd. (b)	2,205,404
19,688	Hyundai Heavy Industries Company Ltd. (b)	2,381,686
51,700	Hyundai Marine & Fire Insurance Company Ltd.	1,971,752
14,199	Hyundai Mobis Company Ltd.	2,989,539
113,386	Kia Motors Corporation	3,596,647
48,248	Korea Electric Power Corporation (b)	1,474,752
124,942	LG Display Company Ltd.	3,444,010
35,110	LG Electronics, Inc.	3,238,978
251,803	LG Uplus Corporation	2,918,208
1,586	Samsung Electronics Company Ltd.	3,446,171
151,553	Seoul Semiconductor Co. Ltd.	3,337,833
62,197	SFA Engineering Corp.	2,150,963
53,824	SK Hynix, Inc.	3,817,234
19,625	SK Innovation Company Ltd.	3,724,201
13,966	SK Telecom Company Ltd	3,095,244
		50,864,408

	Russian Federation – 2.8%
681,979	Gazprom PJSC – ADR	3,412,623

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	Russian Federation – 2.8% (Continued)
68,852	Magnit PJSC – GDR (d)	$1,425,236
313,711	Mobile TeleSystems PJSC – ADR	3,751,984
62,357	Novolipetsk Steel PJSC – GDR (d)	1,636,871
581,480	Rosneft Oil Company PJSC – GDR (d)	3,401,658
111,692	Severstal PJSC – GDR (d)	1,818,346
41,600	Tatneft PJSC – ADR	2,634,112
40,757	X5 Retail Group NV (b)(d)	1,459,101
		19,539,931

	Singapore – 6.7%
115,200	CapitaLand Commercial Trust	150,657
1,142,700	CapitaLand Ltd.	3,135,655
354,700	City Developments Ltd.	3,421,380
2,090,800	ComfortDelGro Corporation Ltd.	3,208,470
178,500	DBS Group Holdings Ltd.	3,872,661
183,966	Flex Ltd. (b)	3,329,785
3,323,900	Genting Singapore PLC	2,914,710
1,853,320	Hutchison Port Holdings Trust	676,462
53,600	Jardine Cycle & Carriage Ltd.	1,506,075
569,000	Keppel Corporation Ltd.	3,449,658
80,911	Kulicke and Soffa Industries, Inc. (b)	1,885,226
358,500	Oversea-Chinese Banking Corporation Ltd.	3,539,335
384,300	SATS Ltd.	1,510,647
291,800	Singapore Airlines Ltd.	2,446,280
168,919	United Overseas Bank Ltd.	3,561,364
197,500	Venture Corporation Ltd.	4,114,677
1,230,200	Wilmar International Ltd.	3,003,777
776,500	Yangzijiang Shipbuilding Holdings Ltd.	886,355
		46,613,174

	South Africa – 0.8%
212,868	Barloworld Ltd.	3,210,581
100,551	Exxaro Resources Ltd. (a)	1,128,028
41,826	Gold Fields Ltd.	162,325
192,311	Telkom SA SOC Ltd.	843,130
		5,344,064

	Sweden – 1.9%
8,719	Autoliv, Inc.	1,250,653

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	Sweden – 1.9% (Continued)
79,704	Boliden AB	$2,836,849
176,194	Husqvarna AB – Class B	1,887,086
33,040	NCC AB Series B	632,447
323,821	Svenska Cellulosa AB SCA – Class B	3,224,336
174,392	Volvo AB – Class B	3,303,461
		13,134,832

	Switzerland – 5.1%
20,050	Baloise Holding AG	3,165,399
789	Barry Callebaut AG	1,558,714
338,968	Ferrexpo Plc	1,460,453
55,842	Garmin Ltd.	3,308,080
985	Georg Fischer AG	1,442,506
5,995	Helvetia Holding AG	3,609,497
12,677	Lonza Group AG	3,230,116
144,223	STMicroelectronics NV	3,310,457
16,430	Sunrise Communications Group AG (c)	1,559,463
9,533	Swiss Life Holding AG	3,459,943
36,357	Swiss Re AG	3,712,450
214,819	Transocean Ltd. (b)	1,957,001
10,811	Zurich Insurance Group AG	3,569,157
		35,343,236

	Taiwan – 4.8%
7,731,000	AU Optronics Corporation	3,468,894
951,782	China Life Insurance Company Ltd.	958,449
3,348,000	China Petrochemical Development Corp. (b)	1,542,381
1,364,000	Chipbond Technology Corp.	3,200,288
2,675,000	Compeq Manufacturing Co. Ltd.	3,115,206
1,912,000	Epistar Corporation (b)	3,457,848
7,174,000	Innolux Corporation	3,194,396
31,000	Powertech Technology, Inc.	96,200
817,000	Radiant Opto-Electronics Corporation	2,308,661
1,074,000	Sino-American Silicon Products, Inc.	3,303,427
803,000	TPK Holding Company Ltd. (b)	1,996,808
6,615,000	United Microelectronics Corporation	3,206,051
4,447,005	Winbond Electronics Corporation	3,031,131
		32,879,740

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	Thailand – 5.9%
2,605,300	Bangchak Corp PCL	$3,361,410
5,157,800	Esso Thailand PCL (b)	2,924,780
13,266,300	IRPC PCL – NVDR	3,444,420
515,600	Kasikornbank PCL – NVDR	3,810,742
975,900	Kiatnakin Bank PCL – NVDR	2,424,983
5,638,800	Krung Thai Bank PCL – NVDR	3,646,628
986,300	PTT Exploration & Production PCL – NVDR	3,629,106
1,180,500	PTT Global Chemical PCL – NVDR	3,732,546
235,397	PTT PCL – NVDR	4,259,493
4,134,400	Star Petroleum Refining PCL	2,331,280
1,133,400	Thai Oil PCL – NVDR	3,719,025
37,468,700	TMB Bank PCL	3,580,953
		40,865,366

	Turkey – 4.8%
1,331,412	Eregli Demir ve Celik Fabrikalari TAS	3,973,477
713,180	KOC Holding AS	3,370,623
1,691,772	Petkim Petrokimya Holding AS	3,586,700
262,273	TAV Havalimanlari Holding AS	1,598,532
51,740	Tupras Turkiye Petrol Rafinerileri AS	1,588,989
876,089	Turk Hava Yollari AO (b)	4,389,133
646,715	Turkcell Iletisim Hizmetleri AS	2,606,263
1,066,195	Turkiye Garanti Bankasi AS	3,285,599
1,367,799	Turkiye Is Bankasi	2,730,963
1,541,516	Turkiye Vakiflar Bankasi TAO	2,976,564
2,399,591	Yapi ve Kredi Bankasi AS (a)(b)	3,000,710
		33,107,553

	United Kingdom – 4.5%
398,702	Barratt Developments PLC	2,960,998
148,251	Fiat Chrysler Automobiles NV (b)	3,177,259
393,793	International Consolidated Airlines Group SA	3,334,737
615,779	J Sainsbury PLC	2,197,483
761,585	Kingfisher PLC	3,755,615
163,975	Mallinckrodt PLC (b)	2,735,103
128,978	Plus500 Ltd.	2,127,212
549,240	Royal Mail PLC	4,237,905

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 98.6% (Continued)

	United Kingdom – 4.5% (Continued)
566,428	Standard Life Aberdeen PLC	$2,872,841
156,900	TUI AG	3,338,965
		30,738,118
	TOTAL COMMON STOCKS (Cost $575,110,542)	680,344,574

PREFERRED STOCKS – 0.9%

	Brazil – 0.5%
227,802	Telefonica Brasil SA	3,573,310

	Germany – 0.4%
176,112	Schaeffler AG	2,868,578
432	Volkswagen AG	84,892
		2,953,470
	TOTAL PREFERRED STOCKS (Cost $7,396,487)	6,526,780

RIGHTS – 0.0% (e)

	Republic of Korea – 0.0% (e)
3,506	Hyundai Heavy Industries Co. Ltd. (b)	85,796
	TOTAL RIGHTS (Cost $105,314)	85,796

SHORT TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
803,161	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 1.290% (f)	803,161
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $803,161)	803,161

INVESTMENTS PURCHASED WITH
SECURITIES LENDING COLLATERAL – 2.4%

	Money Market Funds – 0.3%
524,000	Morgan Stanley Institutional Liquidity Funds Government
	Portfolio – Institutional Class, 1.260% (f)	524,000
640,000	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 1.290% (f)	640,000
654,000	BlackRock Liquidity Funds FedFund –
	Institutional Class, 1.280% (f)	654,000
	TOTAL MONEY MARKET FUNDS (Cost $1,818,000)	1,818,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL – 2.4% (Continued)

	Repurchase Agreements – 2.1%
$3,833,782	Daiwa Capital Markets America, Inc. – 1.370%, dated
	02/28/2018, matures 03/01/2018, repurchase price
	$3,833,926 (collateralized by various government
	agency obligations: Total Value $3,910,333)	$3,833,782
3,833,782	MUFG Securities America, Inc. – 1.360%, dated
	02/28/2018, matures 03/01/2018, repurchase price
	$3,833,925 (collateralized by various government
	agency obligations: Total Value $3,910,458)	3,833,782
3,833,782	RBC Dominion Securities, INC – 1.350%, dated
	02/28/2018, matures 03/01/2018, repurchase price
	$3,833,924 (collateralized by various government
	agency obligations: Total Value $3,910,458)	3,833,782
3,151,743	Royal Bank of Scotland PLC – 1.350%, dated
	02/28/2018, matures 03/01/2018, repurchase price
	$3,151,860 (collateralized by various government
	notes and bonds: Total Value $3,214,781)	3,151,743
	TOTAL REPURCHASE AGREEMENTS
	(Cost $14,653,089)	14,653,089
	TOTAL INVESTMENTS PURCHASED WITH
	SECURITIES LENDING COLLATERAL (g)
	(Cost $16,471,089)	16,471,089
	TOTAL INVESTMENTS – 102.0%
	(Cost $599,886,593)	704,231,400
	Liabilities in Excess of Other Assets – (2.0)%	(13,568,620)
	NET ASSETS – 100.0%	$690,662,780

(a)	All or portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $17,914,910 or 2.6% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(b) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2018, the value of these securities amounted to $13,061,665 or 1.9% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2018, the value of these securities amounted to $9,741,212 or 1.4% of net assets.

(e)	Less than 0.05%.
(f)	Annualized seven-day yield of February 28, 2018.
(g)	Investments purchased with cash proceeds from securities lending. As of February 28, 2018, total cash collateral has a value of $16,471,089 and total non-cash collateral has a value of $4,332,157.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 99.8%

	Consumer Discretionary – 15.9%
73,140	Aaron’s, Inc.	$3,379,799
154,648	Abercrombie & Fitch Company	3,190,388
75,066	Adtalem Global Education, Inc. (a)	3,456,789
185,070	American Eagle Outfitters, Inc.	3,566,299
44,057	Best Buy Company, Inc.	3,191,489
54,215	Big Lots, Inc. (b)	3,046,883
36,181	BorgWarner, Inc.	1,775,763
86,550	Caleres, Inc.	2,424,266
366,595	Chico’s FAS, Inc.	3,680,614
26,229	Cooper-Standard Holdings, Inc. (a)	3,195,741
102,028	Dana, Inc.	2,710,884
49,630	Dillards, Inc. – Class A (b)	4,047,327
163,559	DSW, Inc. – Class A	3,207,392
66,476	Foot Locker, Inc.	3,051,913
232,300	Gannett Company, Inc.	2,332,292
144,374	Gentex Corporation	3,278,734
4,401	Graham Holdings Company – Class B	2,553,020
42,780	Group 1 Automotive, Inc.	2,944,975
50,178	Kohl’s Corporation	3,316,264
78,191	La-Z-Boy, Inc.	2,400,464
17,325	Lear Corporation	3,232,325
125,191	Macy’s, Inc.	3,681,867
509,880	Office Depot, Inc.	1,340,984
33,455	Oxford Industries, Inc.	2,673,724
28,854	Ralph Lauren Corporation	3,053,907
85,648	Sleep Number Corporation (a)	2,949,717
135,997	Tailored Brands, Inc.	3,183,690
44,569	Target Corporation	3,360,948
21,752	The Children’s Place, Inc. (b)	3,095,310
98,428	The Gap, Inc.	3,108,356
24,531	Thor Industries, Inc.	3,164,499
18,654	Toll Brothers, Inc.	817,605
99,507	Urban Outfitters, Inc. (a)	3,511,602
64,306	Williams-Sonoma, Inc. (b)	3,328,479
		101,254,309

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Consumer Staples – 7.2%
64,102	Archer-Daniels-Midland Company	$2,661,515
26,850	Casey’s General Stores, Inc. (b)	3,015,523
17,539	Costco Wholesale Corporation	3,348,195
41,820	CVS Health Corporation	2,832,469
176,084	Darling Ingredients, Inc. (a)	3,202,968
58,134	Fresh Del Monte Produce, Inc.	2,713,695
23,485	Ingredion, Inc.	3,068,080
111,843	Pilgrim’s Pride Corporation (a)(b)	2,818,444
25,688	Sanderson Farms, Inc.	3,163,477
44,383	SpartanNash Company	744,303
119,793	Sprouts Farmers Market, Inc. (a)	3,085,868
18,119	The Boston Beer Company, Inc. (a)	2,954,303
113,069	The Kroger Company	3,066,431
42,786	Tyson Foods, Inc. – Class A	3,182,423
69,468	United Natural Foods, Inc. (a)	2,964,200
31,642	Walmart, Inc.	2,848,096
		45,669,990

	Energy – 6.3%
36,940	Arch Coal, Inc.	3,535,527
20,705	Chevron Corporation	2,317,304
93,307	CVR Energy, Inc. (b)	2,763,753
402,616	Halcon Resources Corporation (a)	2,435,827
71,914	HollyFrontier Corporation	3,080,077
396,105	McDermott International, Inc. (a)	2,891,567
98,598	Murphy Oil Corporation	2,499,459
103,478	PBF Energy, Inc. – Class A	3,032,940
83,955	Peabody Energy Corporation	3,417,808
334,436	QEP Resources, Inc. (a)	2,882,838
219,593	Rowan Companies PLC – Class A (a)	2,670,251
117,213	Unit Corporation (a)	2,245,801
35,581	Valero Energy Corporation	3,217,234
115,924	Whiting Petroleum Corporation (a)	3,154,292
		40,144,678

	Financials – 17.3%
37,697	Aflac, Inc.	3,350,509
112,949	Ally Financial, Inc.	3,151,277
The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Financials – 17.3% (Continued)
28,960	American Financial Group, Inc.	$3,266,688
83,065	Artisan Partners Asset Management, Inc. – Class A	2,803,444
25,574	Assurant, Inc.	2,185,810
32,698	Capital One Financial Corporation	3,202,115
62,375	CIT Group, Inc.	3,308,994
51,176	CNA Financial Corporation	2,613,047
133,395	CNO Financial Group, Inc.	3,006,723
34,737	Evercore, Inc.	3,232,278
93,954	Federated Investors, Inc. – Class B	3,061,021
55,244	First American Financial Corporation	3,205,809
62,452	Franklin Resources, Inc.	2,415,019
53,954	Green Dot Corporation – Class A (a)	3,514,024
49,878	Kemper Corporation	2,813,119
74,976	Legg Mason, Inc.	2,992,292
124,147	Leucadia National Corporation	2,978,287
41,196	Lincoln National Corporation	3,137,899
59,438	Moelis & Company – Class A	3,016,478
156,552	Old Republic International Corporation	3,135,737
30,077	Piper Jaffray Companies	2,511,429
27,892	Prudential Financial, Inc.	2,965,477
21,259	Reinsurance Group of America, Inc.	3,269,422
183,773	Santander Consumer USA Holdings, Inc.	3,004,689
51,784	Stifel Financial Corporation (b)	3,307,444
85,305	Synchrony Financial	3,104,249
28,587	T Rowe Price Group, Inc.	3,198,885
34,119	The Allstate Corporation	3,147,819
29,780	The Hanover Insurance Group, Inc.	3,213,560
58,018	The Hartford Financial Services Group, Inc .	3,066,251
63,557	The Progressive Corporation	3,659,612
22,956	The Travelers Companies, Inc.	3,190,884
36,756	Torchmark Corporation	3,137,860
61,529	Unum Group	3,135,518
64,692	Voya Financial, Inc.	3,300,586
149,242	Waddell & Reed Financial, Inc. – Class A (b)	2,984,840
		110,589,095

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Health Care – 10.5%
64,058	AMN Healthcare Services, Inc. (a)	$3,564,828
13,599	Anthem, Inc.	3,200,933
30,956	Centene Corporation (a)	3,139,558
12,650	Chemed Corporation	3,284,319
15,158	Cigna Corporation	2,969,301
43,365	DaVita, Inc. (a)	3,123,147
127,612	Diplomat Pharmacy, Inc. (a)	2,659,434
8,373	Encompass Health Corporation	445,946
42,182	Express Scripts Holding Company (a)	3,182,632
41,051	Gilead Sciences, Inc.	3,231,945
69,528	Halyard Health, Inc. (a)	3,433,293
34,814	HCA Healthcare, Inc.	3,455,290
11,898	Humana, Inc. (b)	3,234,114
39,437	LHC Group, Inc. (a)	2,538,954
69,146	LifePoint Health, Inc. (a)	3,187,631
33,828	Magellan Health, Inc. (a)	3,413,245
19,402	McKesson Corporation	2,895,360
37,084	Molina Healthcare, Inc. (a)	2,681,173
83,645	Myriad Genetics, Inc. (a)	2,711,771
79,447	Owens & Minor, Inc.	1,303,725
87,952	Pfizer, Inc.	3,193,537
26,944	Quest Diagnostics, Inc.	2,776,579
13,805	UnitedHealth Group, Inc.	3,122,139
		66,748,854

	Industrials – 11.6%
87,177	AECOM (a)	3,095,655
54,697	Beacon Roofing Supply, Inc. (a)	2,894,018
15,371	Comfort Systems USA, Inc.	630,980
62,071	Delta Air Lines, Inc.	3,345,627
28,753	Dycom Industries, Inc. (a)	3,140,978
42,039	EMCOR Group, Inc.	3,207,996
55,756	Fluor Corporation	3,172,516
68,242	FTI Consulting, Inc. (a)	3,254,461
60,028	Hawaiian Holdings, Inc.	2,161,008
83,672	Herman Miller, Inc.	3,003,825
142,036	Hertz Global Holdings, Inc. (a)(b)	2,583,635

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Industrials – 11.6% (Continued)
49,036	Jacobs Engineering Group, Inc.	$2,994,138
167,326	JetBlue Airways Corporation (a)	3,522,212
162,646	KBR, Inc.	2,462,461
25,215	ManpowerGroup, Inc.	2,986,969
35,754	Owens Corning	2,906,800
35,034	Regal Beloit Corporation	2,532,958
38,566	Ryder System, Inc.	2,791,021
49,516	Schneider National, Inc.	1,280,484
63,835	SkyWest, Inc.	3,498,158
57,713	Southwest Airlines Company	3,338,120
218,898	Steelcase, Inc.	2,987,958
94,306	Trinity Industries, Inc.	3,078,148
43,890	United Continental Holdings, Inc. (a)	2,975,303
18,492	United Rentals, Inc. (a)	3,237,764
80,052	Werner Enterprises, Inc.	2,981,937
		74,065,130

	Information Technology – 20.3%
25,819	Akamai Technologies, Inc. (a)	1,741,750
44,405	Amdocs Ltd.	2,921,405
244,544	Amkor Technology, Inc. (a)	2,457,667
13,626	Anixter International, Inc. (a)	1,029,444
60,045	Applied Materials, Inc.	3,457,992
105,933	ARRIS International PLC (a)	2,701,292
78,607	Avnet, Inc.	3,356,519
114,285	Benchmark Electronics, Inc. (a)	3,428,550
79,792	CA, Inc.	2,800,699
115,528	Cars.com, Inc. (a)(b)	3,164,312
66,799	Cirrus Logic, Inc. (a)	2,959,864
80,598	Cisco Systems, Inc.	3,609,178
149,139	Convergys Corporation	3,461,516
97,514	Cree, Inc. (a)	3,688,955
36,723	CSG Systems International, Inc.	1,714,230
35,493	EchoStar Corporation – Class A (a)	2,059,304
99,427	Entegris, Inc.	3,300,976
24,809	F5 Networks, Inc. (a)	3,684,633
49,784	First Solar, Inc. (a)	3,128,924

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Information Technology – 20.3% (Continued)
205,282	Hewlett Packard Enterprise Company	$3,816,192
143,465	HP, Inc.	3,355,646
68,496	Intel Corporation	3,376,168
37,825	InterDigital, Inc.	2,715,835
132,171	Jabil, Inc.	3,580,512
121,660	Juniper Networks, Inc. (b)	3,121,796
174,085	KEMET Corporation (a)	3,130,048
16,937	Lam Research Corporation	3,249,533
41,445	ManTech International Corporation	2,336,255
64,509	Methode Electronics, Inc.	2,544,880
80,053	Micron Technology, Inc. (a)	3,907,387
32,959	MKS Instruments, Inc.	3,669,985
54,148	NetApp, Inc.	3,278,661
48,414	NETGEAR, Inc. (a)	2,699,080
136,445	ON Semiconductor Corporation (a)	3,263,764
57,248	Plexus Corporation (a)	3,453,199
19,949	Rogers Corporation (a)	2,739,397
78,278	Sanmina Corporation (a)	2,156,559
28,679	Sykes Enterprises, Inc. (a)	833,412
28,190	Tech Data Corporation (a)	2,913,155
83,947	Teradata Corporation (a)	3,090,929
71,911	Teradyne, Inc.	3,264,759
153,301	TTM Technologies, Inc. (a)	2,477,344
152,455	Vishay Intertechnology, Inc.	2,805,172
104,482	Xerox Corporation	3,167,894
		129,614,772

	Materials – 4.5%
63,522	Alcoa Corporation (a)	2,856,584
3,669	Cabot Corporation	220,800
66,472	Domtar Corporation	2,975,287
38,428	Huntsman Corporation	1,240,072
30,276	Kaiser Aluminum Corporation	3,038,802
111,590	Louisiana-Pacific Corporation	3,180,315
34,428	Newmont Mining Corporation	1,315,150
37,400	Reliance Steel & Aluminum Company	3,372,358
73,422	Steel Dynamics, Inc.	3,395,767

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Materials – 4.5% (Continued)
40,893	Trinseo SA	$3,255,083
83,762	United States Steel Corporation	3,644,485
		28,494,703

	Real Estate – 2.5%
250,146	DiamondRock Hospitality Company	2,571,501
64,855	Host Hotels & Resorts, Inc.	1,203,709
22,278	Jones Lang LaSalle, Inc.	3,578,070
45,953	LaSalle Hotel Properties	1,127,227
90,139	Realogy Holdings Corporation	2,303,051
188,462	Sunstone Hotel Investors, Inc.	2,719,507
128,042	Xenia Hotels & Resorts, Inc. (b)	2,518,586
		16,021,651

	Telecommunication Services – 1.5%
127,591	Telephone & Data Systems, Inc.	3,577,652
47,443	T-Mobile US, Inc. (a)	2,875,520
62,651	Verizon Communications, Inc.	2,990,959
		9,444,131

	Utilities – 2.2%
64,636	Avangrid, Inc.	3,136,139
88,265	Exelon Corporation	3,269,336
43,913	PG&E Corporation	1,804,385
65,339	Portland General Electric Company	2,595,918
173,331	Vistra Energy Corporation (a)	3,284,622
		14,090,400
	TOTAL COMMON STOCKS (Cost $570,022,018)	636,137,713

SHORT TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
746,784	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 1.290% (c)	746,784
	TOTAL SHORT TERM INVESTMENTS
	(Cost $746,784)	746,784

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 3.5%
22,104,452	First American Government Obligations Fund –
	Class Z, 1.240% (c)	$22,104,452
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $22,104,452)	22,104,452
	TOTAL INVESTMENTS – 103.4%
	(Cost $592,873,254)	658,988,949
	Liabilities in Excess of Other Assets – (3.4)%	(21,436,779)
	NET ASSETS – 100.0%	$637,552,170

(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $21,268,504 or 3.3% of net assets.
(c)	Annualized seven-day yield as of February 28, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.6%

	Consumer Discretionary – 6.6%
$435,000	AutoZone, Inc.
	06/01/2027, 3.750%	$427,075
1,300,000	Booking Holdings, Inc.
	03/15/2025, 3.650%	1,292,050
3,270,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	3,230,616
470,000	Dollar General Corporation
	11/01/2025, 4.150%	484,621
1,540,000	Hasbro, Inc.
	09/15/2027, 3.500%	1,460,515
3,720,000	L Brands, Inc.
	02/15/2022, 5.625%	3,887,400
2,850,000	Lear Corporation
	09/15/2027, 3.800%	2,761,652
2,190,000	Lennar Corporation
	04/01/2021, 4.750%	2,244,750
1,000,000	Lowes Companies, Inc.
	04/15/2026, 2.500%	923,655
650,000	Marriott International, Inc.
	06/15/2026, 3.125%	619,496
770,000	MGM Resorts International
	03/15/2022, 7.750%	860,475
3,450,000	Netflix, Inc.
	02/15/2025, 5.875%	3,653,930
1,595,000	NIKE, Inc.
	11/01/2026, 2.375%	1,473,122
2,130,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	2,090,387
1,490,000	PulteGroup, Inc.
	03/01/2021, 4.250%	1,519,800
1,980,000	Scripps Networks Interactive, Inc.
	06/15/2025, 3.950%	1,964,429
1,980,000	Starbucks Corporation
	06/15/2026, 2.450%	1,845,744
4,280,000	The ADT Corporation
	07/15/2022, 3.500%	4,108,800

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.6% (Continued)

	Consumer Discretionary – 6.6% (Continued)
$980,000	The Home Depot, Inc.
	04/01/2026, 3.000%	$951,491
2,155,000	The TJX Companies, Inc.
	09/15/2026, 2.250%	1,949,358
885,000	The Walt Disney Company
	02/13/2026, 3.000%	867,121
		38,616,487
	Consumer Staples – 1.8%
2,620,000	Altria Group, Inc.
	09/16/2026, 2.625%	2,422,117
800,000	Costco Wholesale Corporation
	05/18/2027, 3.000%	774,775
1,165,000	CVS Health Corporation
	07/20/2025, 3.875%	1,152,784
2,350,000	Ingredion, Inc.
	10/01/2026, 3.200%	2,229,489
1,090,000	The Estee Lauder Companies, Inc.
	03/15/2027, 3.150%	1,064,664
1,150,000	Tyson Foods, Inc.
	06/02/2027, 3.550%	1,121,730
2,015,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	1,911,127
		10,676,686

	Energy – 5.1%
1,480,000	Andeavor
	12/15/2026, 5.125%	1,564,202
2,715,000	Boardwalk Pipelines LP
	07/15/2027, 4.450%	2,660,019
1,470,000	Buckeye Partners LP
	12/01/2026, 3.950%	1,404,549
1,660,000	Chevron Corporation
	05/16/2026, 2.954%	1,594,027
1,705,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,676,004

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.6% (Continued)

	Energy – 5.1% (Continued)
$1,300,000	Concho Resources, Inc.
	10/01/2027, 3.750%	$1,267,631
2,240,000	Continental Resources, Inc.
	06/01/2024, 3.800%	2,184,000
1,100,000	Energy Transfer Equity LP
	01/15/2024, 5.875%	1,168,750
819,000	EOG Resources, Inc.
	01/15/2026, 4.150%	847,876
3,280,000	EQT Midstream Partners LP
	08/01/2024, 4.000%	3,207,830
2,490,000	HollyFrontier Corporation
	04/01/2026, 5.875%	2,691,634
750,000	Marathon Petroleum Corporation
	09/15/2024, 3.625%	747,750
2,470,000	Newfield Exploration Co.
	01/01/2026, 5.375%	2,562,625
1,275,000	Occidental Petroleum Corporation
	04/15/2026, 3.400%	1,258,433
815,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	801,283
2,620,000	Valero Energy Corporation
	03/15/2025, 3.650%	2,604,977
900,000	Western Gas Partners LP
	06/01/2025, 3.950%	880,334
620,000	Williams Cos., Inc.
	01/15/2023, 3.700%	605,275
		29,727,199

	Financials – 3.5%
2,040,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000%	2,079,117
1,490,000	American Express Company
	12/05/2024, 3.625%	1,492,860
1,430,000	Berkshire Hathaway, Inc.
	03/15/2026, 3.125%	1,393,086

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.6% (Continued)

	Financials – 3.5% (Continued)
$1,140,000	BlackRock, Inc.
	03/15/2027, 3.200%	$1,112,808
2,780,000	Brixmor Operating Partnership LP
	06/15/2026, 4.125%	2,741,436
3,390,000	Capital One Financial Corporation
	10/29/2025, 4.200%	3,366,921
1,695,000	Cboe Global Markets, Inc.
	01/12/2027, 3.650%	1,677,833
380,000	Devon Energy Corporation
	04/15/2032, 7.950%	510,858
700,000	ERP Operating LP
	11/01/2026, 2.850%	660,036
1,000,000	Manufacturers & Traders Trust Company
	08/17/2027, 3.400%	975,970
850,000	Progressive Corporation
	01/15/2027, 2.450%	785,373
2,030,000	S&P Global, Inc.
	06/15/2025, 4.000%	2,080,741
1,520,000	TD Ameritrade Holding Corporation
	04/01/2025, 3.625%	1,533,005
		20,410,044

	Health Care – 3.0%
1,450,000	AmerisourceBergen Corp.
	12/15/2027, 3.450%	1,382,094
770,000	Anthem, Inc.
	12/01/2027, 3.650%	747,448
1,940,000	Baxter International, Inc.
	08/15/2026, 2.600%	1,778,133
830,000	Biogen, Inc.
	09/15/2025, 4.050%	849,601
800,000	Bristol-Myers Squibb Company
	02/27/2027, 3.250%	790,796
965,000	Cigna Corporation
	04/15/2025, 3.250%	929,567

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.6% (Continued)

	Health Care – 3.0% (Continued)
$1,500,000	Express Scripts Holding Company
	03/01/2027, 3.400%	$1,423,803
1,330,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	1,325,499
2,710,000	HCA, Inc.
	05/01/2023, 5.875%	2,856,340
2,820,000	Humana, Inc.
	03/15/2027, 3.950%	2,817,461
550,000	Johnson & Johnson
	03/03/2027, 2.950%	534,663
1,210,000	Quest Diagnostics, Inc.
	06/01/2026, 3.450%	1,170,758
1,200,000	UnitedHealth Group, Inc.
	01/15/2027, 3.450%	1,196,747
		17,802,910

	Industrials – 3.8%
800,000	3M Company
	09/19/2026, 2.250%	732,939
2,950,000	AECOM
	10/15/2024, 5.875%	3,090,125
2,010,000	Air Lease Corporation
	09/15/2024, 4.250%	2,062,090
2,500,000	Carlisle Cos., Inc.
	12/01/2027, 3.750%	2,465,907
710,000	Cintas Corp. No 2
	04/01/2027, 3.700%	711,033
1,505,000	Fortive Corporation
	06/15/2026, 3.150%	1,457,971
1,075,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	1,097,704
1,880,000	General Dynamics Corporation
	08/15/2026, 2.125%	1,694,725
650,000	Huntington Ingalls Industries, Inc. (a)
	12/01/2027, 3.483%	630,377
1,420,000	IHS Markit Ltd. (a)
	02/15/2025, 4.750%	1,455,500

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.6% (Continued)

	Industrials – 3.8% (Continued)
$1,505,000	L3 Technologies, Inc.
	12/15/2026, 3.850%	$1,495,845
1,915,000	Sensata Technologies BV (a)
	10/01/2025, 5.000%	1,938,938
880,000	Union Pacific Corporation
	03/01/2026, 2.750%	839,937
2,815,000	Xylem, Inc.
	11/01/2026, 3.250%	2,733,484
		22,406,575

	Information – 0.1%
800,000	Hughes Satellite Systems Corporation
	08/01/2026, 6.625%	820,240

	Information Technology – 3.4%
1,715,000	Applied Materials, Inc.
	10/01/2025, 3.900%	1,765,466
1,250,000	Broadridge Financial Solutions, Inc.
	06/27/2026, 3.400%	1,204,350
3,990,000	CDK Global, Inc.
	10/15/2024, 5.000%	4,049,850
1,580,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	1,659,000
2,640,000	Citrix Systems, Inc.
	12/01/2027, 4.500%	2,625,795
1,040,000	eBay, Inc.
	06/05/2027, 3.600%	1,008,865
1,120,000	Intel Corporation
	07/29/2025, 3.700%	1,143,596
1,455,000	MasterCard, Inc.
	04/01/2024, 3.375%	1,460,053
2,390,000	Maxim Integrated Products, Inc.
	06/15/2027, 3.450%	2,307,997
1,725,000	NVIDIA Corporation
	09/16/2026, 3.200%	1,672,551
1,020,000	Texas Instruments, Inc.
	11/03/2027, 2.900%	974,721
		19,872,244

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.6% (Continued)

	Manufacturing – 0.5%
$2,285,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	01/15/2027, 3.875%	$2,194,957
1,000,000	Seagate HDD Cayman
	06/01/2027, 4.875%	957,502
		3,152,459

	Materials – 2.3%
200,000	Ashland LLC
	08/15/2022, 4.750%	205,000
1,000,000	Blue Cube Spinco, Inc.
	10/15/2025, 10.000%	1,197,500
1,720,000	Cleveland-Cliffs, Inc. (a)
	03/01/2025, 5.750%	1,675,925
2,705,000	Freeport-McMoRan, Inc.
	03/15/2023, 3.875%	2,630,613
2,500,000	Huntsman International LLC
	11/15/2020, 4.875%	2,566,325
1,025,000	Martin Marietta Materials, Inc.
	12/15/2027, 3.500%	986,592
2,835,000	PolyOne Corporation
	03/15/2023, 5.250%	2,870,437
1,450,000	WR Grace & Company (a)
	10/01/2021, 5.125%	1,504,375
		13,636,767

	Real Estate – 1.7%
770,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	783,147
2,810,000	American Tower Corporation
	02/15/2026, 4.400%	2,876,016
780,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	777,330
2,380,000	Boston Properties LP
	10/01/2026, 2.750%	2,206,384
1,220,000	DDR Corporation
	02/01/2025, 3.625%	1,179,815

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.6% (Continued)

	Real Estate – 1.7% (Continued)
$1,130,000	Digital Realty Trust LP
	08/15/2027, 3.700%	$1,102,509
1,175,000	Welltower, Inc.
	04/01/2026, 4.250%	1,202,340
		10,127,541

	Telecommunication Services – 0.6%
340,000	AT&T, Inc. (a)
	03/15/2026, 7.125%	404,257
3,200,000	Verizon Communications, Inc.
	03/16/2027, 4.125%	3,256,732
		3,660,989

	Utilities – 2.2%
1,000,000	AmeriGas Partners LP / AmeriGas Finance Corp.
	08/20/2026, 5.875%	1,007,500
700,000	Atmos Energy Corporation
	06/15/2027, 3.000%	675,661
2,660,000	Calpine Corporation
	01/15/2025, 5.750%	2,500,400
2,810,000	Dolphin Subsidiary II, Inc.
	10/15/2021, 7.250%	3,073,438
595,000	Exelon Corporation
	04/15/2026, 3.400%	579,979
1,800,000	NextEra Energy Capital Holdings, Inc.
	05/01/2027, 3.550%	1,764,043
2,320,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	2,267,714
790,000	Xcel Energy, Inc.
	12/01/2026, 3.350%	775,059
		12,643,794
	TOTAL CORPORATE BONDS (Cost $208,431,632)	203,553,935

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 12.5%

	Federal Home Loan Banks
$100,000	03/13/2020, 1.875%	$99,100
150,000	03/13/2020, 4.125%	155,253
280,000	06/12/2020, 1.750%	276,211
400,000	09/11/2020, 1.625%	391,410
400,000	09/28/2020, 1.375%	389,906
500,000	02/18/2021, 1.375%	484,753
735,000	07/14/2021, 1.125%	702,881
800,000	11/29/2021, 1.875%	781,199
960,000	03/11/2022, 2.250%	946,479
		4,227,192
	Federal Home Loan Mortgage Corporation
75,000	04/20/2020, 1.375%	73,566
350,000	09/29/2020, 1.625%	343,408
400,000	11/17/2020, 1.875%	394,032
800,000	08/12/2021, 1.125%	763,079
870,000	01/13/2022, 2.375%	862,968
7,730,000	03/15/2041, 4.000% (b)	7,917,513
1,200,000	03/15/2041, 4.500% (b)	1,256,710
5,000,000	03/15/2042, 3.500% (b)	4,994,081
1,200,000	03/15/2043, 3.000% (b)	1,162,283
		17,767,640
	Federal National Mortgage Association
180,000	06/22/2020, 1.500%	176,786
220,000	07/30/2020, 1.500%	215,584
490,000	11/30/2020, 1.500%	478,272
530,000	12/28/2020, 1.875%	522,203
670,000	02/26/2021, 1.375%	648,699
690,000	05/06/2021, 1.250%	663,904
845,000	08/17/2021, 1.250%	809,645
855,000	10/07/2021, 1.375%	820,791
960,000	01/05/2022, 2.000%	938,768
1,000,000	04/05/2022, 1.875%	971,243
The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 12.5% (Continued)

	Federal National Mortgage Association (Continued)
$1,215,000	10/05/2022, 2.000%	$1,177,974
720,000	09/06/2024, 2.625%	709,267
3,740,000	03/01/2040, 4.500% (b)	3,915,692
9,000,000	03/15/2041, 3.500% (b)	8,983,725
8,525,000	03/15/2041, 4.000% (b)	8,731,299
6,500,000	03/15/2043, 3.000% (b)	6,296,351
		36,060,203
	Government National Mortgage Association
5,000,000	03/15/2041, 4.000% (b)	5,134,766
1,650,000	03/15/2042, 3.500% (b)	1,659,152
1,750,000	03/15/2042, 4.000% (b)	1,795,527
1,000,000	03/15/2043, 3.000% (b)	977,324
1,000,000	03/15/2043, 3.000% (b)	977,790
5,160,000	03/15/2045, 3.500% (b)	5,188,924
		15,733,483
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $72,196,868)	73,788,518

U.S. GOVERNMENT AGENCY ISSUE – 0.5%

	Utilities – 0.5%
	Tennessee Valley Authority
595,000	02/15/2021, 3.875%	618,735
945,000	08/15/2022, 1.875%	914,415
755,000	09/15/2024, 2.875%	755,611
535,000	11/01/2025, 6.750%	675,033
		2,963,794
	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $4,964,136)	2,963,794

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 51.8%

	U.S. Treasury Bonds – 19.5%
	United States Treasury Bonds
$8,840,000	02/15/2026, 6.000%	$10,850,755
6,855,000	11/15/2026, 6.500%	8,788,056
3,930,000	11/15/2027, 6.125%	5,012,899
1,600,000	08/15/2028, 5.500%	1,976,375
		26,628,085

	United States Treasury Inflation Indexed Bonds
1,820,263	04/15/2021, 0.125%	1,804,069
2,379,902	01/15/2022, 0.125%	2,351,377
2,529,157	04/15/2022, 0.125%	2,489,800
2,181,561	07/15/2022, 0.125%	2,156,881
2,883,681	01/15/2023, 0.125%	2,830,400
2,891,971	07/15/2023, 0.375%	2,877,306
3,016,422	01/15/2024, 0.625%	3,024,873
3,176,984	07/15/2024, 0.125%	3,092,213
3,913,521	01/15/2025, 0.250%	3,809,621
2,890,326	01/15/2025, 2.375%	3,228,120
3,846,372	07/15/2025, 0.375%	3,777,807
4,777,734	01/15/2026, 0.625%	4,753,065
4,285,176	01/15/2026, 2.000%	4,713,194
4,478,943	07/15/2026, 0.125%	4,278,604
4,740,455	01/15/2027, 0.375%	4,593,198
4,602,524	01/15/2027, 2.375%	5,254,017
4,031,160	07/15/2027, 0.375%	3,909,001
4,100,974	01/15/2028, 1.750%	4,490,923
3,924,815	04/15/2028, 3.625%	5,019,914
3,427,467	01/15/2029, 2.500%	4,047,605
3,561,550	04/15/2029, 3.875%	4,728,212
2,597,187	04/15/2032, 3.375%	3,481,516
1,254,638	02/15/2040, 2.125%	1,561,837
1,170,759	02/15/2041, 2.125%	1,465,324
1,014,630	02/15/2042, 0.750%	971,298
938,228	02/15/2043, 0.625%	868,393
1,242,892	02/15/2044, 1.375%	1,357,649

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 51.8% (Continued)
	United States Treasury Inflation
	Indexed Bonds (Continued)
$957,904	02/15/2045, 0.750%	$905,876
655,471	02/15/2046, 1.000%	658,532
		88,500,625

	U.S. Treasury Notes – 32.3%
1,745,000	11/30/2023, 2.125%	1,690,196
2,780,000	12/31/2023, 2.250%	2,708,274
3,735,000	01/31/2024, 2.250%	3,635,570
3,390,000	02/15/2024, 2.750%	3,392,648
4,925,000	02/29/2024, 2.125%	4,755,799
6,280,000	03/31/2024, 2.125%	6,059,955
7,700,000	04/30/2024, 2.000%	7,370,795
7,335,000	05/15/2024, 2.500%	7,228,557
9,230,000	05/31/2024, 2.000%	8,826,368
11,680,000	06/30/2024, 2.000%	11,160,103
11,770,000	07/31/2024, 2.125%	11,322,418
11,620,000	08/15/2024, 2.375%	11,344,706
11,550,000	08/31/2024, 1.875%	10,937,083
12,000,000	09/30/2024, 2.125%	11,523,984
12,000,000	10/31/2024, 2.250%	11,605,078
11,845,000	11/15/2024, 2.250%	11,448,701
12,000,000	11/30/2024, 2.125%	11,505,235
11,400,000	02/15/2025, 2.000%	10,817,309
9,890,000	05/15/2025, 2.125%	9,443,212
8,960,000	08/15/2025, 2.000%	8,464,575
8,040,000	11/15/2025, 2.250%	7,713,846
6,510,000	02/15/2026, 1.625%	5,943,299
5,715,000	05/15/2026, 1.625%	5,200,873
2,920,000	08/15/2026, 1.500%	2,620,359
2,450,000	11/15/2026, 2.000%	2,285,008
1,690,000	02/15/2027, 2.250%	1,605,764
		190,609,715
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $313,586,697)	305,738,425

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 9.7%

	Money Market Funds – 9.7%
57,475,126	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional
	Class, 1.290% (c)(d)	$57,475,126
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $57,475,126)	57,475,126
	TOTAL INVESTMENTS – 109.1%
	(Cost $656,654,459)	643,519,798
	Liabilities in Excess of Other Assets – (9.1)%	(53,440,917)
	NET ASSETS – 100.0%	$590,078,881

(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2018, the value of these securities amounted to $7,609,372 or 1.3% of net assets.

(b)	Security purchased on a forward-commitment basis. On February 28, 2018, the total value of forward commitments was $58,991,136 or 10.0% of total net assets. (See Note 2)
(c)	Annualized seven-day yield as of February 28, 2018.
(d)
All or a portion of this security has been pledged as collateral in connection with TBA Commitments. At February 28, 2018, the value of securities pledged amounted to $57,475,126. In addition, the Fund held cash collateral in the amount of $1,800,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
February 28, 2018 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$704,231,400	$658,988,949	$643,519,798
Cash Held as Collateral
for TBA Commitments	—	—	1,800,000
Foreign Currency, at Value*	342,150	—	—
Receivable for Investment
Securities Sold	—	—	941,304
Interest and Dividends Receivable	2,875,451	903,727	4,016,900
Securities Lending Income Receivable	8,167	9,193	—
Total Assets	707,457,168	659,901,869	650,278,002
LIABILITIES
Payable for Investment
Securities Purchased	—	—	60,015,592
Management Fees Payable	323,299	245,247	183,529
Collateral Received for
Securities Loaned (See Note 4)	16,471,089	22,104,452	—
Total Liabilities	16,794,388	22,349,699	60,199,121
NET ASSETS	$690,662,780	$637,552,170	$590,078,881
NET ASSETS CONSIST OF:
Paid-in Capital	$631,656,761	$592,448,468	$612,442,783
Undistributed Net Investment
Income (Loss)	(926,686)	1,029,291	1,971,191
Accumulated Net Realized Loss on:
Investments in Securities	(44,453,970)	(22,041,284)	(11,200,432)
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	104,344,807	66,115,695	(13,134,661)
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	41,868	—	—
Net Assets	$690,662,780	$637,552,170	$590,078,881
Net Asset Value
(unlimited shares authorized):
Net Assets	$690,662,780	$637,552,170	$590,078,881
Shares Outstanding (No Par Value)	24,000,000	19,400,000	12,300,000
Net Asset Value, Offering and
Redemption Price per Share	$28.78	$32.86	$47.97
* Identified Cost:
Investments in Securities	$599,886,593	$592,873,254	$656,654,459
Foreign Currency	346,127	—	—
+ Includes loaned securities
with a value of	$17,914,910	$21,268,504	$—

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Six-Months Ended February 28, 2018 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$5,797,204	$4,809,588	$—
Securities Lending Income	175,594	88,099	—
Interest	30,033	5,133	7,057,476
Total Investment Income	6,002,831	4,902,820	7,057,476
EXPENSES
Management Fees	2,346,878	1,561,640	1,240,791
Fees Voluntarily Waived
by Adviser (See Note 3)	(41,438)	(26,355)	(18,723)
Total Expenses	2,305,440	1,535,285	1,222,068
Net Investment Income	3,697,391	3,367,535	5,835,408

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	59,032,318	27,825,527	(7,837,531)
Foreign Currency	(389,367)	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	(15,071,590)	23,184,708	(18,023,767)
Foreign Currency and Translation
of Other Assets and Liabilities in
Foreign Currency	5,837	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	43,577,198	51,010,235	(25,861,298)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS	$47,274,589	$54,377,770	$(20,025,890)
* Net of withholding tax of	$677,818	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
OPERATIONS
Net Investment Income	$3,697,391	$13,164,323
Net Realized Gain on Investments
and Foreign Currency	58,642,951	56,406,405
Change in Unrealized Appreciation
(Depreciation) of Investments
and Foreign Currency	(15,065,753)	89,910,448
Net Increase in Net Assets
Resulting from Operations	47,274,589	159,481,176

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(7,860,393)	(14,113,971)
Total Distributions to Shareholders	(7,860,393)	(14,113,971)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	151,000,000	24,562,050
Payments for Shares Redeemed	(222,190,840)	(30,668,010)
Transaction Fees (Note 8)	75,619	24,999
Net Decrease in Net Assets
Derived from Capital
Share Transactions (a)	(71,115,221)	(6,080,961)
Net Increase (Decrease) in Net Assets	$(31,701,025)	$139,286,244

NET ASSETS
Beginning of period	$722,363,805	$583,077,561
End of Period	$690,662,780	$722,363,805
Undistributed Net
Investment Income (Loss)	$(926,686)	$3,236,316

(a) Summary of capital share transactions is as follows:
	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
	Shares	Shares
Shares Sold	5,000,000	1,000,000
Shares Redeemed	(7,600,000)	(1,400,000)
Net Decrease	(2,600,000)	(400,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
OPERATIONS
Net Investment Income	$3,367,535	$6,052,848
Net Realized Gain on Investments	27,825,527	46,264,513
Change in Unrealized
Appreciation of Investments	23,184,708	10,250,391
Net Increase in Net Assets
Resulting from Operations	54,377,770	62,567,752

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(4,201,899)	(4,656,562)
Total Distributions to Shareholders	(4,201,899)	(4,656,562)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	224,419,480	80,016,080
Payments for Shares Redeemed	(138,199,200)	(104,018,770)
Net Increase (Decrease) in Net Assets
Derived from Capital
Share Transactions (a)	86,220,280	(24,002,690)
Net Increase in Net Assets	$136,396,151	$33,908,500

NET ASSETS
Beginning of period	$501,156,019	$467,247,519
End of Period	$637,552,170	$501,156,019
Undistributed Net Investment Income	$1,029,291	$1,863,655

(a) Summary of capital share transactions is as follows:
	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
	Shares	Shares
Shares Sold	6,600,000	2,700,000
Shares Redeemed	(4,000,000)	(3,500,000)
Net Increase (Decrease)	2,600,000	(800,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
OPERATIONS
Net Investment Income	$5,835,408	$9,435,702
Net Realized Loss on Investments	(7,837,531)	(3,261,936)
Change in Unrealized Depreciation
of Investments	(18,023,767)	(2,531,644)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(20,025,890)	3,642,122

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(6,321,437)	(9,417,422)
From Net Realized Gains	—	(6,417,922)
Total Distributions to Shareholders	(6,321,437)	(15,835,344)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	78,429,450	89,652,290
Payments for Shares Redeemed	(19,887,120)	—
Transaction Fees (Note 8)	32,496	57,990
Net Increase in Net Assets
Derived from Capital
Share Transactions (a)	58,574,826	89,710,280
Net Increase in Net Assets	$32,227,499	$77,517,058

NET ASSETS
Beginning of period	$557,851,382	$480,334,324
End of Period	$590,078,881	$557,851,382
Undistributed Net Investment Income	$1,971,191	$2,457,220

(a) Summary of capital share transactions is as follows:
	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
	Shares	Shares
Shares Sold	1,600,000	1,800,000
Shares Redeemed	(400,000)	—
Net Increase	1,200,000	1,800,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended					Period
	February 28,					Ended
	2018		Year Ended August 31,			August 31,
	(Unaudited)		2017	2016	2015	2014(1)
Net Asset Value,
Beginning of Period	$27.16		$21.60	$20.82	$25.70	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.15		0.50	0.46	0.44	0.54
Net Realized and Unrealized
Gain (Loss) on Investments	1.78		5.60	0.70	(4.89)	0.55
Total from Investment
Operations	1.93		6.10	1.16	(4.45)	1.09

LESS DISTRIBUTIONS:
From Net Investment Income	(0.31)		(0.54)	(0.38)	(0.43)	(0.39)
Total Distributions	(0.31)		(0.54)	(0.38)	(0.43)	(0.39)

CAPITAL SHARE
TRANSACTIONS
Transaction Fees (See Note 8)	—	(3)	— (3)	— (3)	— (3)	—	(3)
Net Asset Value, End of Period	$28.78		$27.16	$21.60	$20.82	$25.70
Total Return	7.17	%(4)	28.70%	5.68%	-17.60%	4.54	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$690,663		$722,364	$583,078	$616,410	$758,098

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.66	%(5)	0.68%	0.68%	0.71%	0.75	%(5)
Expenses to Average
Net Assets (After
Management Fees Waived)	0.65	%(5)	0.68%	0.68%	0.71%	0.75	%(5)
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	1.03	%(5)	2.13%	2.25%	1.85%	2.59	%(5)
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	1.04	%(5)	2.13%	2.25%	1.85%	2.59	%(5)
Portfolio Turnover Rate(6)	33	%(4)	73%	106%	43%	59	%(4)

(1)	Commencement of operations on October 29, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended					Period
	February 28,					Ended
	2018		Year Ended August 31,			August 31,
	(Unaudited)		2017	2016	2015	2014(1)
Net Asset Value,
Beginning of Period	$29.83		$26.55	$25.37	$26.77	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.19		0.35	0.47	0.46	0.27
Net Realized and Unrealized
Gain (Loss) on Investments	3.07		3.20	1.17	(1.43)	1.63
Total from Investment
Operations	3.26		3.55	1.64	(0.97)	1.90

LESS DISTRIBUTIONS:
From Net Investment Income	(0.23)		(0.27)	(0.46)	(0.43)	(0.13)
From Net Realized Gains	—		—	—	— (6)	—
Total Distributions	(0.23)		(0.27)	(0.46)	(0.43)	(0.13)

CAPITAL SHARE
TRANSACTIONS
Transaction Fees (See Note 8)	—		—	—	— (6)	—
Net Asset Value, End of Period	$32.86		$29.83	$26.55	$25.37	$26.77
Total Return	10.95	%(3)	13.42%	6.61%	-3.70%	7.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$637,552		$501,156	$467,248	$400,787	$182,014

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.53	%(4)	0.55%	0.55%	0.55%	0.55	%(4)
Expenses to Average
Net Assets (After
Management Fees Waived)	0.52	%(4)	0.55%	0.55%	0.55%	0.55	%(4)
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	1.14	%(4)	1.24%	1.87%	1.72%	1.62	%(4)
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	1.15	%(4)	1.24%	1.87%	1.72%	1.62	%(4)
Portfolio Turnover Rate(5)	30	%(3)	68%	114%	90%	1	%(3)
(1)	Commencement of operations on January 21, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended				Period
	February 28,		Year Ended		Ended
	2018		August 31,		August 31,
	(Unaudited)		2017	2016	2015(1)
Net Asset Value, Beginning of Period	$50.26		$51.65	$49.57	$50.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.51		0.92	0.86	0.63
Net Realized and Unrealized
Gain (Loss) on Investments	(2.24)		(0.74)	1.96	(0.70)
Total from Investment Operations	(1.73)		0.18	2.82	(0.07)

LESS DISTRIBUTIONS:
From Net Investment Income	(0.56)		(0.93)	(0.74)	(0.39)
From Net Realized Gains	—		(0.65)	—	—
Total Distributions	(0.56)		(1.58)	(0.74)	(0.39)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 8)	—	(3)	0.01	— (3)	0.03
Net Asset Value, End of Period	$47.97		$50.26	$51.65	$49.57
Total Return	-3.44	%(4)	0.50%	5.76%	-0.08	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$590,079		$557,851	$480,334	$426,297

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets
(Before Management Fees Waived)	0.42	%(5)	0.45%	0.45%	0.45	%(5)
Expenses to Average Net Assets
(After Management Fees Waived)	0.41	%(5)	0.45%	0.45%	0.45	%(5)
Net Investment Income to Average Net
Assets (Before Management Fees Waived)	1.96	%(5)	1.86%	1.72%	1.43	%(5)
Net Investment Income to Average Net
Assets (After Management Fees Waived)	1.97	%(5)	1.86%	1.72%	1.43	%(5)
Portfolio Turnover Rate(6)	129	%(4)	296%	440%	409	%(4)

(1)	Commencement of operations on October 15, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fees and expenses, track the Vident Core International Equity Index, the Vident Core U.S. Stock Equity Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October, 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014, and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2018:

Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$680,344,574	$—	$—	$680,344,574
Preferred Stocks	6,526,780	—	—	6,526,780
Rights	—	85,796	—	85,796
Short-Term Investments	803,161	—	—	803,161
Investments Purchased
with Securities
Lending Collateral	16,471,089	—	—	16,471,089
Total Investments
in Securities	$704,145,604	$85,796	$—	$704,231,400

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$636,137,713	$—	$—	$636,137,713
Short-Term Investments	746,784	—	—	746,784
Investments Purchased
with Securities
Lending Collateral	22,104,452	—	—	22,104,452
Total Investments
in Securities	$658,988,949	$—	$—	$658,988,949

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$203,553,935	$—	$203,553,935
Mortgage Backed
Securities – U.S.
Government Agency	—	73,788,518	—	73,788,518
U.S. Government
Agency Issues	—	2,963,794	—	2,963,794
U.S. Government
Notes/Bonds	—	305,738,425	—	305,738,425
Short-Term Investments	57,475,126	—	—	57,475,126
Total Investments
in Securities	$57,475,126	$586,044,672	$—	$643,519,798

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

For the period ended February 28, 2018, there were no transfers into or out of Levels 1, 2 or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  The Funds may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security.  TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date.  Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.  The specific securities to be delivered are not identified at the trade date.  However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms.  When entering into TBA commitments, the Funds may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction.  In order to better define contractual rights and to secure rights that will help the Funds mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price.  During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Funds realize gains and losses on these transactions.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.  The Funds plan to file U.S. Federal and various state and local tax returns.  The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained.  Management has analyzed the Funds’ uncertain tax positions and conclude that no

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

H.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions and passive foreign investment company adjustments, if any. For the fiscal year ended August 31, 2017, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
Vident International Equity Fund	$821,305	$(3,588,302)	$2,766,997
Vident Core U.S. Equity Fund	(185,577)	(29,955,030)	30,140,607
Vident Core U.S. Bond Strategy ETF	(45)	45	—

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

During the fiscal year ended August 31, 2017, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/ (losses) to paid-in capital.

Vident International Equity Fund	$2,766,997
Vident Core U.S. Equity Fund	$30,219,362
Vident Core U.S. Bond Strategy ETF	$—

K.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to February 28, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Vident Investment Advisory, LLC is the Sub-Adviser (the “Sub-Adviser”) for the Funds. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration, securities lending and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. Effective January 31, 2018, for services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets.  Prior to January 31, 2018, Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF paid the Adviser 0.68%, 0.55% and 0.45%, respectively, at an annual rate based on each Fund’s average daily net assets.  Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.  From January 1, 2018 to January 31, 2018 the Adviser voluntarily waived 0.07%, 0.05% and 0.04% of their adviser fee from

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

the Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF, respectively.  Fees waived under this voluntary waiver are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as Vident International Equity Fund’s securities lending agent and U.S. Bank N.A. acts as Vident Core U.S. Equity Fund’s securities lending agent (the “Securities Lending Agents”). Bank of New York Mellon acts as Vident International Equity Fund’s sub-custodian in connection with the Fund’s international investments (the “Sub-Custodian”). Prior to December 6, 2016, Bank of New York Mellon acted as securities lending agent for Vident International Equity Fund.  From December 6, 2016 through September 5, 2017, U.S. Bank N.A. acted as securities lending agent for Vident International Equity Fund.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

Vident International Equity Fund and Vident Core U.S. Equity Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2018, Vident International Equity Fund had loaned securities that were collateralized by both non-cash collateral and cash equivalents. Vident Core U.S. Equity Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Funds in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.  Non-cash collateral received by Vident International Equity Fund was in the form of long-term U.S. Government Obligations with a value of $4,332,157.

As of February 28, 2018, the values of the securities on loan and payable for collateral due to brokers were as follows:

		Payable for
	Value of	Collateral Received
	Securities	(excludes non-cash
Fund	on Loan	collateral)
Vident International Equity Fund	$17,914,910	$16,471,089
Vident Core U.S. Equity Fund	$21,268,504	$22,104,452

Vident International Equity Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements and short-term money markets with selected commercial banks and broker-dealers, under which the Fund acquires U.S. Government & Agency notes and bonds as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at February 28, 2018. The Schedule of Investments for the Fund includes the particular cash collateral holdings as of February 28, 2018.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the year ended February 28, 2018, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$175,594
Vident Core U.S. Equity Fund	$88,099

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
lending	and	Up to	30-90	than
transactions	Continuous	30 Days	Days	90 Days	Total
Government Agency
Repurchase Agreements	$11,501,346	$—	$—	$—	$11,501,346
Government Notes
& Bonds Repurchase
Agreements	$3,151,743	$—	$—	$—	$3,151,743
U.S. Treasury Bills, Notes,
Bonds, and Inflation-
Protected Securities	$47,900	$—	$—	$4,284,257	$4,332,157
Money Markets	$1,818,000	$—	$—	$—	$1,818,000
Total Borrowings	$16,518,989	$—	$—	$4,284,257	$20,803,246

Vident Core U.S. Equity Fund
	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
lending	and	Up to	30-90	than
transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$22,104,452	$—	$—	$—	$22,104,452
Total Borrowings	$22,104,452	$—	$—	$—	$22,104,452

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$251,206,079	$231,297,720
Vident Core U.S. Equity Fund	$182,543,551	$182,939,522
Vident Core U.S. Bond Strategy ETF	$766,891,164	$727,407,796

For the period ended February 28, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$112,750,998	$208,233,217
Vident Core U.S. Equity Fund	$223,545,174	$138,144,097
Vident Core U.S. Bond Strategy ETF	$35,329,040	$15,905,803

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the period.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $643,408,582 of purchases and $604,484,166 of sales of U.S. Government securities during the period.

NOTE 6 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of August 31, 2017, were as follows:

			Vident
	Vident	Vident	Core U.S.
	International	Core U.S.	Bond Strategy
	Equity Fund	Equity Fund	ETF
Tax cost of investments	$604,476,036	$482,806,254	$603,091,029
Gross tax unrealized appreciation	127,306,894	65,394,090	6,880,130
Gross tax unrealized depreciation	(10,624,062)	(23,878,014)	(2,356,140)
Net tax unrealized appreciation	116,682,832	41,516,076	4,523,990
Undistributed ordinary income	4,849,411	1,863,655	2,457,220
Undistributed long-term gain	—	—	—
Total distributable earnings	4,849,411	1,863,655	2,457,220
Other accumulated (loss)	(101,940,419)	(48,451,900)	(2,997,784)
Total accumulated gain (loss)	$19,591,824	$(5,072,169)	$3,983,426

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

At August 31, 2017, the following Funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferral
Vident International Equity Fund	—
Vident Core U.S. Equity Fund	—
Vident Core U.S. Bond Strategy ETF	$(2,997,779)

At August 31, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Vident International Equity Fund	$(73,770,757)	$(28,205,693)	Indefinite
Vident Core U.S. Equity Fund	$(48,451,900)	$—	Indefinite
Vident Core U.S. Bond Strategy ETF	$—	$(5)	Indefinite

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2017, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$14,113,970	$—
Vident Core U.S. Equity Fund	$4,656,562	$—
Vident Core U.S. Bond Strategy ETF	$14,142,492	$1,692,852

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2016, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$10,254,569	$—
Vident Core U.S. Equity Fund	$7,924,004	$—
Vident Core U.S. Bond Strategy ETF	$6,194,511	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. At February 28, 2018, Ronald Blue & Company, LLC, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended February 28, 2018 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended February 28, 2018 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2017	February 28, 2018	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,071.70	$3.34	0.65%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2017	February 28, 2018	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,109.50	$2.72	0.52%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.22	$2.61	0.52%

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2017	February 28, 2018	the Period(a)	Expense Ratio
Actual	$1,000.00	$ 965.60	$2.00	0.41%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.76	$2.06	0.41%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.  See Note 3.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	86.33%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2017 was as follows:

Vident International Equity Fund	0.06%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT TERM CAPITAL GAIN
(Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	33.41%

VIDENT FUNDS

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2017.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$2,091,006	$0.0786	100.00%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Vident Core U.S. Equity Fund
Vident International Equity Fund
Vident Core U.S. Bond Strategy ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 18, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the following agreements (collectively, the “Agreements”):

•
the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of each of the Vident Core U.S. Equity Fund (“Vident U.S.”), Vident International Equity Fund (“Vident International”), and Vident Core U.S. Bond Strategy ETF (“Vident Bond”) (each a “Fund”); and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of each Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) historical performance of each Fund; (iii) the cost of the services provided and the profits realized by each firm and their affiliates from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as each Fund grows and whether the advisory fee for each Fund reflects these expected economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services rendered to each Fund.

The Board also considered that it had met with representatives from the Adviser and Sub-Adviser, along with other service providers of each Fund, during the course of the year to discuss additional oral and written information about each Fund and each firm, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the Materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to each Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to each Fund, such as overseeing the activities of the Sub-Adviser, including whether each Fund exhibits any significant tracking error relative to its underlying index, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding each Fund’s performance as of December 31, 2017 in the Materials. The Board considered that, because the objective of each Fund is to track the performance of an applicable index managed by an affiliate of the Sub-Adviser that is not affiliated with the Adviser and the trading for each Fund is handled by the Sub-Adviser, each Fund’s performance was not the direct result of investment decisions made by the Adviser. Consequently, the Board determined that the specific performance of each Fund was not directly relevant to their consideration of the Adviser’s services; however, the Board noted that it considered the Adviser’s oversight of the Sub-Adviser, including oversight of any Fund exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each Fund and compared each Fund’s expense ratio to an appropriate universe of its peers. The Board noted that the Adviser was proposing to reduce the management fee and expense ratio for each Fund, and consequently, the Board’s considerations were based on the reduced expense ratios that were being proposed.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that each Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with each Fund and their sponsor, the Sub-Adviser’s parent company, taking into account analyses of the Adviser’s profitability with respect to each Fund. The Board noted that it intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Vident Core U.S. Bond Strategy ETF: The Board reviewed the proposed expense ratio for Vident Bond and compared it to the universe of US Intermediate-Term Bond exchange-traded funds (“ETFs”) as reported by Morningstar (“Category Peer Group”). The Board noted that, while the reduced expense ratio for Vident Bond was still above the median for the Category Peer Group, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident Core U.S. Equity Fund: The Board reviewed the proposed expense ratio for Vident U.S. and compared it to the universe of U.S. Mid-Cap Value ETFs as reported by Morningstar (“Category Peer Group”). The Board noted that, while the reduced expense ratio for Vident U.S. was still above the median for the Category Peer Group, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident International Equity Fund: The Board reviewed the proposed expense ratio for Vident International and compared it to the universe of U.S. Foreign Large Blend ETFs as reported by Morningstar (“Category Peer Group”). The Board noted that, while the reduced expense ratio for Vident International was still above the median for the Category Peer Group, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion.  No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to each Fund, as well as other ETFs. The Board noted the responsibilities that VIA has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund, determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of each Fund.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of December 31, 2017. The Board considered that, because each Fund is designed to track the performance of an index, the relevant consideration is the extent to which each Fund tracked its respective index before fees and expenses.

Vident Core U.S. Bond Strategy ETF: The Board noted that for the one-year and since inception periods, the Fund slightly underperformed its index before fees and expenses.

Vident Core U.S. Equity Fund: The Board noted that for the one-year and three-year periods, the Fund’s performance was in line with its index before fees and expenses.

Vident International Equity Fund: The Board noted that for the three-year period, the Fund underperformed its index before fees and expenses, but such underperformance reflected the global nature of the index and the difficulties in tracking stocks across different markets and time zones.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by the Adviser to VIA for its services to each Fund, noting that the Adviser and VIA were proposing a reduction in each Fund’s sub-advisory fee. The Board considered that the fees paid to VIA are paid by the Adviser from the fee the Adviser receives from the applicable Fund and noted that each fee reflected an arm’s-length negotiation between the Adviser and VIA. The Board also took into account analyses of VIA’s profitability with respect to each Fund. The Board considered the revenue earned by VIA’s parent company, which serves as index provider to each Fund, and determined that such revenue was not tied to VIA’s role as Sub-Adviser. Specifically, the Board noted that VIA’s parent company has been each Fund’s index provider since each Fund’s inception, including periods when VIA was not each Fund’s sub-adviser.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2)  the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.videntfinancialsolutions.com.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by assessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.videntfinancialsolutions.com.

 (This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia  30076

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Roswell, Georgia  30076

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core US Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    April 30, 2018

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    April 30, 2018

* Print the name and title of each signing officer under his or her signature.